Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Feb. 16, 2021	May 08, 2020	Jan. 31, 2021
Term facility B-1 [member]
Disclosure of non-adjusting events after reporting period [line items]
LIBOR floor rate			0.00%
Term facility B-2 [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date		May 2027
LIBOR floor rate			1.00%
Subsequent Events [Member] | Term facility B-1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Term facility borrowings	$ 300.0
Maturity date	May 2027
Outstanding nominal amount	$ 1,507.6
LIBOR floor rate	0.00%
Subsequent Events [Member] | Term facility B-2 [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings	$ 597.0